Intangible Assets, net Schedule of Finite-Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 21,701	$ 21,702	$ 21,702
Accumulated Amortization	(18,935)	(14,556)	(19,480)
Impairment		(3,525)
Net Carrying Amount	2,766	3,621	2,222
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,228	15,087	13,288
Accumulated Amortization	(14,054)	(13,733)	(13,277)
Impairment		(585)
Net Carrying Amount	174	769	11
Weighted-Average Amortization Period (in years)	1 year 2 months 12 days	1 year 9 months 18 days
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,693	8,693	8,414
Accumulated Amortization	(5,902)	(1,633)	(6,203)
Impairment		(3,617)
Net Carrying Amount	2,791	3,443	2,211
Weighted-Average Amortization Period (in years)	4 years	4 years 10 months 24 days
Customer Relationships and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,921	23,900	21,702
Accumulated Amortization	(19,956)	(15,436)	(19,480)
Impairment		(4,202)
Net Carrying Amount	2,965	4,262	2,222
Held for sale [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,220	2,198	0
Accumulated Amortization	(1,021)	(880)	0
Impairment		(677)
Net Carrying Amount	199	641	0
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		120
Accumulated Amortization		(70)
Impairment		0
Net Carrying Amount		$ 50
Weighted-Average Amortization Period (in years)		1 year 3 months 18 days